Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net income	$ 2,593	$ 2,156	$ 2,138
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income tax (benefit)	(136)	92	(356)
Amortization of other intangible assets	226	214	207
Other non-cash adjustments for depreciation, amortization and accretion, net	977	871	722
(Gains) losses related to investment securities, net	(6)	39	(7)
Change in trading account assets, net	233	(69)	(175)
Change in accrued interest and fees receivable, net	26	(455)	(298)
Change in collateral deposits, net	7,326	1,819	(18)
Change in unrealized (gains) losses on foreign exchange derivatives, net	(1,836)	3,267	(1,057)
Change in other assets, net	260	(1,341)	1,772
Change in accrued expenses and other liabilities, net	394	33	(1,144)
Other, net	400	307	506
Net cash provided by operating activities	10,457	6,933	2,290
Investing Activities:
Net (increase) decrease in interest-bearing deposits with banks	(5,813)	3,708	4,403
Net (increase) decrease in securities purchased under resale agreements	(1,438)	(1,285)	1,448
Proceeds from sales of available-for-sale securities	26,082	12,439	1,401
Proceeds from maturities of available-for-sale securities	14,645	28,878	30,070
Purchases of available-for-sale securities	(31,814)	(34,841)	(30,162)
Proceeds from maturities of held-to-maturity securities	6,296	4,028	7,942
Purchases of held-to-maturity securities	(6,539)	(8,772)	(8,425)
Net (increase) in loans and leases	(2,461)	(3,511)	(924)
Business acquisitions, net of cash acquired	(2,595)	0	(437)
Purchases of equity investments and other long-term assets	(326)	(233)	(643)
Purchases of premises and equipment, net	(609)	(637)	(613)
Proceeds from sale of joint venture investment	0	172	0
Other, net	76	102	170
Net cash (used in) provided by investing activities	(4,496)	48	4,230
Financing Activities:
Net increase (decrease) in time deposits	6,673	(15,306)	8,488
Net (decrease) increase in all other deposits	(11,209)	13,040	(12,952)
Net increase (decrease) in other short-term borrowings	188
Net increase (decrease) in other short-term borrowings		(1,999)	(268)
Proceeds from issuance of long-term debt, net of issuance costs	995	747	1,492
Payments for long-term debt and obligations under capital leases	(1,461)	(493)	(1,441)
Proceeds from issuance of preferred stock, net of issuance costs	495	0	493
Proceeds from issuance of common stock, net of issuance costs	1,150	0	0
Repurchases of common stock	(350)	(1,292)	(1,365)
Excess tax benefit related to stock-based compensation	0	0	13
Repurchases of common stock for employee tax withholding	(124)	(126)	(122)
Payments for cash dividends	(828)	(768)	(723)
Other, net	0	9	(28)
Net cash (used in) financing activities	(4,471)	(6,188)	(6,413)
Net increase	1,490	793	107
Cash and due from banks at beginning of period	2,107	1,314	1,207
Cash and due from banks at end of period	3,597	2,107	1,314
Supplemental disclosure:
Interest paid	981	593	441
Income taxes paid, net	$ 549	$ 345	$ 371